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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: Mar 02
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:      028-06493
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   5-13-02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 40
                                         -------------------
 Form 13F Information Table Value Total: $188,101
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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

-----------------------------------------------------------------------------------------------------------------------------------
      Name of                  Title or                Value    Shares/Prin                   Investment    Other    Sole Voting
      Issuer                    Class        Cusip     (000)           Amnt    Shr/Put/Call   Discretion   Managers         Auth
-----------------------------------------------------------------------------------------------------------------------------------
 ABGENIX                       CONVERT     00339BAA5   3,255      3,500,000         PRN          sole        N/A        3,500,000
 AES Corp                      CONVERT     00130HAN5     598      1,000,000         PRN          sole        N/A        1,000,000
 Agilent Technologies          CONVERT     00846UAA9   6,313      5,000,000         PRN          sole        N/A        5,000,000
 APARTMENT INVT & MGMT CO     PREFERRED    03748R705     821         28,400         SH           sole        N/A           28,400
 ARCHSTONE COMMUNITIES TR     PREFERRED    039583208  12,405        341,000         SH           sole        N/A          341,000
 Chesapeake                   PREFERRED    165167404   3,671         62,000         SH           sole        N/A           62,000
 Community Health Systems      CONVERT     203668AA6   2,853      3,000,000         PRN          sole        N/A        3,000,000
 COMPUTER ASSOCIATES           CONVERT     204912AN9   5,872      5,000,000         PRN          sole        N/A        5,000,000
 Corning                       CONVERT     219350AK1   4,951      5,000,000         PRN          sole        N/A        5,000,000
 DIAMOND OFFSHORE DRILL        CONVERT     25271CAC6   1,285      2,500,000         PRN          sole        N/A        2,500,000
 ECHOSTAR COMMUNICATIONS       CONVERT     278762AD1   4,087      4,500,000         PRN          sole        N/A        4,500,000
 EDO                           CONVERT     281347AC8   2,486      2,250,000         PRN          sole        N/A        2,250,000
 ELAN FINANCE CORP LTD         CONVERT     284129AC7   1,468      3,000,000         PRN          sole        N/A        3,000,000
 EQUITY OFFICE PPTYS TRST     PREFERRED    294741509   2,247         50,000         SH           sole        N/A           50,000
 EQUITY RESIDENTIAL PROPS     PREFERRED    29476L883  22,945        714,400         SH           sole        N/A          714,400
 EQUITY RESIDENTIAL PROPS     PREFERRED    29476L859   5,096        191,800         SH           sole        N/A          191,800
 Ford                         PREFERRED    345395206   8,420        150,000         SH           sole        N/A          150,000
 FOSTER WHEELER                CONVERT     35024PAB8     756      2,000,000         PRN          sole        N/A        2,000,000
 GAP STORES                    CONVERT     364760AH1   6,988      6,000,000         PRN          sole        N/A        6,000,000
 GENL GROWTH PROPERTIES       PREFERRED    370021206   3,469        120,000         SH           sole        N/A          120,000
 Hasbro Inc                    CONVERT     418056AM9   1,973      2,000,000         PRN          sole        N/A        2,000,000
 HOST MARRIOTT FIN TRUST      PREFERRED    441079407  13,181        300,000         SH           sole        N/A          300,000
 IndyMac                      PREFERRED    456607209   2,542         53,000         SH           sole        N/A           53,000
 INVITROGEN                    CONVERT     46185RAC4   1,159      1,500,000         PRN          sole        N/A        1,500,000
 IVAX                          CONVERT     465823AG7   6,798      8,500,000         PRN          sole        N/A        8,500,000
 L3 communications             CONVERT     502424AD6   2,984      2,500,000         PRN          sole        N/A        2,500,000
 L-3 Communications            CONVERT     502424AC8   2,994      2,500,000         PRN          sole        N/A        2,500,000
 LEVEL 3 COMMUNICATIONS        CONVERT     52729NAG5     771      3,000,000         PRN          sole        N/A        3,000,000
 LUCENT                       PREFERRED    549462208   2,952          3,050         SH           sole        N/A            3,050
 Merrill Lynch                 CONVERT     590188A73   8,309      8,000,000         PRN          sole        N/A        8,000,000
 NEW PLAN EXCEL REALTY TR     PREFERRED    648053205     988         36,000         SH           sole        N/A           36,000
 Nortel                        CONVERT     656568AB8   5,024      7,000,000         PRN          sole        N/A        7,000,000
 PMC-SIERRA                    CONVERT     69344FAA4   2,024      2,500,000         PRN          sole        N/A        2,500,000
 POGO TRUST I                 PREFERRED    73044P208   6,836        100,000         SH           sole        N/A          100,000
 PRIMUS TELECOMM GROUP         CONVERT     741929AL7     368      2,000,000         PRN          sole        N/A        2,000,000
 SL GREEN REALTY CORP         PREFERRED    78440X200   5,328        150,000         SH           sole        N/A          150,000
 STARWOOD HOTELS RESORTS       CONVERT     85590AAB0   9,057     17,500,000         PRN          sole        N/A       17,500,000
 TECH DATA                     CONVERT     878237AB2   3,036      3,000,000         PRN          sole        N/A        3,000,000
 US CELLULAR CORP              CONVERT     911684AA6   8,596     19,879,000         PRN          sole        N/A       19,879,000
 XL Capital                    CONVERT     98372PAB4   3,194      5,000,000         PRN          sole        N/A        5,000,000

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